Other Financial Assets and Liabilities - Schedule of Derivative Contracts Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) € / $ $ / uSD ¥ / $	Dec. 31, 2024 USD ($) € / $ ¥ / $ $ / uSD
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	$ 1,156,000,000	$ 1,736,000,000
Currency risk
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	2,906,000,000	3,089,000,000
Currency risk | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	1,487,000,000	1,640,000,000
Currency risk | Euro forward contracts (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 793,000,000	$ 1,082,000,000
Average Foreign Currency/ US$ (in USD per share) | € / $	0.89	0.92
Average Strike Rate / Price	0	0
Currency risk | Singapore dollar forward contracts (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 645,000,000	$ 516,000,000
Average Foreign Currency/ US$ (in USD per share) | $ / uSD	1.28	1.33
Average Strike Rate / Price	0	0
Currency risk | Japanese yen forward contracts (receive JPY / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 49,000,000	$ 42,000,000
Average Foreign Currency/ US$ (in USD per share) | ¥ / $	153.29	144.30
Average Strike Rate / Price	0	0
Currency risk | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 38,000,000	$ 76,000,000
Currency risk | Interest rate swaps | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.01731	0.01731
Currency risk | Interest rate swaps | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.01761	0.01761
Currency risk | Cross currency interest rate swaps (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 16,000,000	$ 32,000,000
Average Foreign Currency/ US$ (in USD per share) | € / $	0.90	0.90
Currency risk | Cross currency interest rate swaps (receive EUR / pay USD) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.04182	0.04182
Currency risk | Cross currency interest rate swaps (receive EUR / pay USD) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.04182	0.04182
Currency risk | Cross currency swaps (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 1,128,000,000	$ 1,127,000,000
Average Foreign Currency/ US$ (in USD per share) | $ / uSD	1.37	1.37
Currency risk | Cross currency swaps (receive SGD / pay USD) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.01830	0.01830
Currency risk | Cross currency swaps (receive SGD / pay USD) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Rate / Price	0.01941	0.01941
Currency risk | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Notional Amount	$ 237,000,000	$ 214,000,000
Average Foreign Currency/ US$ (in USD per share)	0	0
Average Strike Rate / Price	63.49	66.50
Currency risk | Other Current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	$ (28,000,000)	$ (54,000,000)
Currency risk | Other Current Financial Liabilities | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(9,000,000)	(47,000,000)
Currency risk | Other Current Financial Liabilities | Euro forward contracts (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(4,000,000)	(33,000,000)
Currency risk | Other Current Financial Liabilities | Singapore dollar forward contracts (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(4,000,000)	(9,000,000)
Currency risk | Other Current Financial Liabilities | Japanese yen forward contracts (receive JPY / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(1,000,000)	(5,000,000)
Currency risk | Other Current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Current Financial Liabilities | Cross currency interest rate swaps (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Current Financial Liabilities | Cross currency swaps (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Current Financial Liabilities | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(19,000,000)	(7,000,000)
Currency risk | Other Non-current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(9,000,000)	(8,000,000)
Currency risk | Other Non-current Financial Liabilities | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	(5,000,000)
Currency risk | Other Non-current Financial Liabilities | Euro forward contracts (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	(5,000,000)
Currency risk | Other Non-current Financial Liabilities | Singapore dollar forward contracts (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Japanese yen forward contracts (receive JPY / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Cross currency interest rate swaps (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	(1,000,000)
Currency risk | Other Non-current Financial Liabilities | Cross currency swaps (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Currency risk | Other Non-current Financial Liabilities | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	(9,000,000)	(2,000,000)
Currency risk | Other Current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	53,000,000	13,000,000
Currency risk | Other Current Financial Assets | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	51,000,000	4,000,000
Currency risk | Other Current Financial Assets | Euro forward contracts (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	42,000,000	2,000,000
Currency risk | Other Current Financial Assets | Singapore dollar forward contracts (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	8,000,000	0
Currency risk | Other Current Financial Assets | Japanese yen forward contracts (receive JPY / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,000,000	2,000,000
Currency risk | Other Current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Current Financial Assets | Cross currency interest rate swaps (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,000,000	0
Currency risk | Other Current Financial Assets | Cross currency swaps (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Current Financial Assets | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,000,000	9,000,000
Currency risk | Other Non-current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	108,000,000	55,000,000
Currency risk | Other Non-current Financial Assets | Total Forward Contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Euro forward contracts (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Singapore dollar forward contracts (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Japanese yen forward contracts (receive JPY / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	2,000,000
Currency risk | Other Non-current Financial Assets | Cross currency interest rate swaps (receive EUR / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Currency risk | Other Non-current Financial Assets | Cross currency swaps (receive SGD / pay USD)
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	108,000,000	49,000,000
Currency risk | Other Non-current Financial Assets | Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	$ 0	$ 4,000,000